Description of Organization and Business Operations (Details)				1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 14, 2023 USD ($) shares	Jan. 11, 2022 USD ($) $ / shares shares	Dec. 21, 2021 USD ($) $ / shares shares	Jun. 23, 2023 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 03, 2022 $ / shares
Description of Organization and Business Operations (Details) [Line Items]
Proceeds from issuance initial public offering						$ 147,500,000
Proceeds from private placement		$ 450,000
Underwriting fees			$ 2,500,000		$ 2,800,000		$ 2,800,000
Number of shares forfeited (in Shares) | shares							187,500	187,500
Deferred underwriting commission payable					5,775,000		$ 5,775,000
Underwriting commission gross					3,300,000		$ 3,300,000
Underwriting reimbursement of costs			$ 500,000		$ 500,000
Percentage of aggregate fair value					80.00%		80.00%
Percentage of post transaction					50.00%		50.00%
Maximum maturity term of investments			185 days
Percentage of aggregate					15.00%
Public shares percentage					100.00%		100.00%
Months to complete acquisition					18 months		18 months
Maximum allowed dissolution expenses					$ 100,000		$ 100,000
Operating bank account					460,508		776,607
Working capital					2,296,923		136,433
Working capital loans					0	$ 0	0	$ 0
Trust account					90,000
Net tangible assets					5,000,001
Common stock redeemed (in Shares) | shares	12,980,181			12,980,181
Total redemption payment	$ 134,295,092			$ 134,295,092
Stockholders’ deficit					$ 1,342,951
Excise tax liability rate					1.00%
Commison							500,000
Tangible assets							$ 5,000,000
Number of Units in Real Estate Property							15
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of additional units exercised (in Shares) | shares		2,250,000	15,000,000
Purchase price per unit (in Dollars per share) | $ / shares			$ 10		$ 10.1		$ 10.1
Proceeds from issuance initial public offering			$ 150,000,000
Sale of private placement warrants (in Shares) | shares					14,500,000		14,500,000
Transaction costs					$ 17,398,949		$ 17,398,949
Other offering costs					$ 719,449		$ 719,449
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Purchase price per unit (in Dollars per share) | $ / shares					$ 10.1		$ 10.1
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of additional units exercised (in Shares) | shares		1,500,000
Purchase price per unit (in Dollars per share) | $ / shares		$ 10
Proceeds from issuance initial public offering		$ 15,000,000
Underwriting fees		$ 300,000
Underwriting commission gross					$ 300,000		$ 300,000
Underwriting reimbursement of costs					$ 525,000		$ 525,000
Founder Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Purchase price per unit (in Dollars per share) | $ / shares					$ 10.1		$ 10.1
Class B Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common shares, shares outstanding (in Shares) | shares					4,125,000	4,125,000	4,125,000	4,125,000
Common shares, par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class B Common Stock [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares forfeited (in Shares) | shares		187,500					187,500
Common shares, shares outstanding (in Shares) | shares		4,312,500					4,312,500
Common shares, par value (in Dollars per share) | $ / shares		$ 0.0001					$ 0.0001
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Purchase price per unit (in Dollars per share) | $ / shares					$ 10.49	$ 10.1	$ 10.2	$ 10.1
Common shares, shares outstanding (in Shares) | shares
Common shares, par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Exercise price of warrants (in Dollars per share) | $ / shares									$ 11.5
Class A Common Stock [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Exercise price of warrants (in Dollars per share) | $ / shares					$ 11.5		$ 11.5
Class A Common Stock [Member] | Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common shares, par value (in Dollars per share) | $ / shares									$ 0.0001
Public Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Exercise price of warrants (in Dollars per share) | $ / shares			$ 11.5
Public Warrants [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares in a unit (in Shares) | shares			1		1		1
Number of warrants in a unit (in Shares) | shares			0		0		0
Sale of private placement warrants (in Shares) | shares			1		8,250,000		8,250,000
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of private placement warrants (in Shares) | shares					5,800,000		5,800,000
Exercise price of warrants (in Dollars per share) | $ / shares					$ 1		$ 1
Proceeds from private placement					$ 5,800,000		$ 5,800,000
Exercise price of warrants (in Dollars per share) | $ / shares					$ 11.5		$ 11.5
Private Placement Warrants [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Purchase price per unit (in Dollars per share) | $ / shares		$ 10.1
Sale of private placement warrants (in Shares) | shares					6,250,000		6,250,000
Payments for investment		$ 166,650,000
Private Placement Warrants [Member] | Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of private placement warrants (in Shares) | shares					5,800,000		5,800,000
Private Placement Warrants [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of private placement warrants (in Shares) | shares					450,000		450,000
Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of private placement warrants (in Shares) | shares		450,000			5,050,000		5,050,000
Exercise price of warrants (in Dollars per share) | $ / shares		$ 1
Sponsor [Member] | Founder Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Due to the Sponsor for certain reimbursable expenses					$ 25,000		$ 25,000
Sponsor [Member] | Promissory Note With Related Party [Member]
Description of Organization and Business Operations (Details) [Line Items]
Due to the Sponsor for certain reimbursable expenses					189,789		189,789
Investor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Incentives					$ 8,104,500		$ 8,104,500